Note 10 - Deferred Revenue - Changes in Deferred Revenue (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 43,228	$ 38,710
Additions to deferred revenue	16,154	569,880
Revenue recognized during the period	(22,959)	(563,922)
Foreign exchange impact	(586)	(1,440)
Liabilities held for sale	(32,538)
Balance, end of period	$ 3,299	$ 43,228